Share capital - The changes in warrants (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	22,369,718	11,856,857
Number of warrants, Warrants issued	0	10,807,093
Number of warrants, Warrants exercised	(1,116,322)	(294,232)
Number of warrants expired	(650,000)
Number of warrants, Warrants outstanding, ending	20,603,396	22,369,718
Weighted average exercise price, Warrants outstanding, beginning	$ 5.03	$ 4.70
Weighted average exercise price, Warrants issued	0.00	5.36
Weighted average exercise price, Warrants exercised	3.26	5.08
Weighted average exercise price, Warrants expired	19.93
Weighted average exercise price, Warrants outstanding, ending	$ 4.64	$ 5.03